Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 20, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 28, 2023	Jan. 08, 2022
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares issued			1,335,250			6,900,000
Temporary equity, redemption price per share			$ 11.41			$ 10.73
Preferred stock, par value			$ 0.0001			$ 0.0001
Preferred stock, shares authorized			1,000,000			1,000,000
Preferred stock, shares issued			0			0
Preferred stock, shares outstanding			0			0
Common stock, par value		$ 1	$ 0.0001		$ 1	$ 0.0001
Common stock, shares authorized		50,000	200,000,000		50,000	200,000,000
:Common stock, shares issued		1	2,134,200		1	2,134,200
Common stock, shares outstanding		1	2,134,200		1	2,134,200
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value		$ 1			$ 1
Common stock, shares authorized		50,000			50,000
:Common stock, shares issued		10,000			10,000
Common stock, shares outstanding		10,000			10,000
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares issued	1,335,250		1,335,250
Temporary equity, redemption price per share	$ 11.84		$ 11.41	$ 11.41			$ 10.78
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0			0
Preferred stock, shares outstanding	0		0			0
Common stock, par value	$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000					200,000,000
:Common stock, shares issued	2,134,200		2,134,200
Common stock, shares outstanding	2,134,200		2,134,200	3,469,450			6,873,426